18. Authorizations payable (Details 1) - TIM Celular S.A. ("TIM Celular") [member]	12 Months Ended
Dec. 31, 2020
Amapa Roraima Para Amazonas And Maranhao [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031	[1]
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR92 (PA) - Feb 2024	[2]
700 MHz (4G)	Dec 2029
Rio De Janeiro And Espirito Santo [member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	Oct 2027
800 MHz, 900 MHz and 1,800 MHz	Mar 2031	[1]
Additional frequencies 1,800 MHz	ES - Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR21 (RJ) - Feb 2024	[2]
700 MHz (4G)	Dec 2029
Acre Rondonia Mato Grosso Mato Grosso Do Sul Tocantins Distrito Federal Goias Rio Grande Do Sul (Except The Municipality Of Pelotas And Region) And The Municipalities Of Londrina And Tamarana In Parana [member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	PR - Oct 2027
800 MHz, 900 MHz and 1,800 MHz	Mar 2031	[1]
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR61 (DF) - Feb 2024	[2]
700 MHz (4G)	Dec 2029
Sao Paulo [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031	[1]
Additional frequencies 1,800 MHz	Countryside - Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Parana (Except The Municipalities Of Londrina And Tamarana) [member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	Oct 2027
800 MHz, 900 MHz and 1,800 MHz	Sep 2022	[1]
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	AR41, except Curitiba and the Metropolitan Region - Feb 2024 AR41, Curitiba and Metropolitan Region July 2031	[2]
700 MHz (4G)	Dec 2029
Santa Catarina [member]
AuthorizationsPayableLineItems [Line Items]
450 MHz	Oct 2027
800 MHz, 900 MHz and 1,800 MHz	Sep 2023	[1]
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Municipality And Region Of Pelotas In The State Of Rio Grande Do Sul [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Apr 2024	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Pernambuco [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	May 2024	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR81 - July 2031	[2]
700 MHz (4G)	Dec 2029
Ceara [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Nov 2023	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Paraiba [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Rio Grande Do Norte [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Alagoas [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Piaui [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2024	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
Minas Gerais (Except The Municipalities Of The PGO Sector 3 For 3G The Radio Frequencies And Others) [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Apr 2028	[1]
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR31 - Feb 2030	[2]
700 MHz (4G)	Dec 2029
Bahia And Sergipe [member]
AuthorizationsPayableLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Aug 2027	[1]
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029

[1]	Terms already renewed for 15 years, therefore without the right to a new renewal period.
[2]	Only complementary areas in specific states.